Property and Equipment - Summary of Property and equipment, net (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment		$ 804	$ 659
Less accumulated depreciation and amortization		(116)	(13)
Total property and equipment, net	$ 772	688	646
Computer
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment		248	190
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment		312	297
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment		$ 244	$ 172